Financial assets at fair value (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	$ 0		$ 10,896
Financial assets at amortised cost	79,214		88,193
Financial assets	79,214		99,089
TV24 | Argentina Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0
LFT | Brazil Money Market [Member]
Disclosure of fair value measurement of assets [line items]
Maturity date		Apr-25
Interest rate		8.00%
Linked with		—
Financial assets at fair value through profit or loss			1,757
D16E6 [Member] | Argentina Treasury Notes
Disclosure of fair value measurement of assets [line items]
Maturity date		Jan-26
Interest rate		0.00%
Linked with		Dollar linked
Financial assets at fair value through profit or loss			9,139
US912797MS31 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Maturity date		Feb-26
Interest rate		0.00%
Financial assets at amortised cost	0		16,759
US912797NA14 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Maturity date		May-26
Interest rate		3.40%
Financial assets at amortised cost	0		48,244
US912797QP55 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Maturity date		Jun-26
Interest rate		3.20%
Financial assets at amortised cost	$ 0		7,563
US912797QQ39 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Maturity date	Jul-26
Interest rate	3.20%
Financial assets at amortised cost	$ 7,683		7,563
US912797NL78 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Maturity date		May-26
Interest rate		3.22%
Financial assets at amortised cost	$ 0		7,563
US912797RB50 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Maturity date	Nov-26
Interest rate	5.70%
Linked with	—
Financial assets at amortised cost	$ 500		$ 501